March 31, 2000

                     DREYFUS PREMIER EMERGING MARKETS FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "GOAL/APPROACH - CONCEPTS TO UNDERSTAND - EMERGING MARKET COUNTRIES."

      In addition to the emerging market countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, the Fund may invest in any other country Dreyfus believes has an emerging economy or market.

                                                                       329s0300